Investment Objective and Strategy OBJECTIVE: Generate competitive risk - adjusted fixed - income returns versus the Bloomberg Barclays U.S. Aggregate Bond Index while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY: ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Barclays Aggregate. ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk.

Features of the HIT: Competitive Returns ▪ A nearly $6.1 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940, and its primary regulator is the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – independent third - party pricing provides integrity ▪ Record of consistent and competitive returns • Gross returns exceeded benchmark for 25 of past 26 calendar years; net returns for 16 of those years. HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended April 30, 2019 was 4.89%, 1.66%, 2.50%, and 3.42%, respectiv ely. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualiz ed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than th e original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the mos t recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deducti on of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experienc e in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus.

Features of the HIT: 35 Years of Impact Investing* ▪ HIT Invested $11.6 billion nationally (in current dollars) since inception in 1984 ▪ Financed 514 projects in 29 states ; $19.9 billion total development investment; $30.1 billion in total economic activity ▪ All construction utilizes 100% union labor Output Results (1984 - 2019) Total Number of Projects 514 Union Job Creation 169.2 Million Hours Total Housing Units 110,459 (66% affordable) Construction Job Wages $5.9 Billion (2018$) Total Jobs Created 180,871 Total Income Generated $11.8 Billion (2018$) Total Economic Impact $30.1 Billion (2018$) *Source: Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimates calculated using an IMPLAN inp ut - output model based on HIT project data. Projects include those with financing of $133.5 million in New Markets Tax Credits by HIT’s subsidiary, Building America. In 20 18 dollars. Current as of March 31, 2019.

History of the HIT ▪ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965). ▪ Created by concept of George Meany, based on his discussions with Dr. Martin Luther King, Jr. ▪ 100 percent union labor requirement for all of its multifamily housing investments. Albert Shanker , president of the United Federation of Teachers from 1964 to 1985 and president of the American Federation of Teachers (AFT) from 1974 to 1997, pictured with George Meany. Photo Credit: Walter P. Reuther Library - Wayne State University Signing of the Housing Bill of 1965. Photo Credit: George Meany Memorial Archives

Our Vision ▪ Over the next 5 years, we will work to further differentiate the HIT and offer distinct value to our investors. ▪ We will seek to deploy more capital to Impact Investments with the objective of improving returns while creating more union jobs and affordable housing. ▪ Combined with renewed efforts to reduce our costs, we believe that the HIT will be positioned for success .

Cycle of Sustainable Investment Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investment Cycle 2 3 4 5 1

Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments The HIT offers investors: ▪ Competitive Returns ▪ Low Credit Risk Investment ▪ Diversification ▪ Collateral Benefits: x Union Construction Jobs x Affordable Housing x Economic Impact

HIT Strategy: Community Impact Through Initiative Investing 1994 – 1999 Community Investment Demonstration Program 1995 – 2003 New Jersey Waterfront 2002 – Present New York City Community Investment Initiative 2009 – 2016 Construction Jobs Initiative (Including six projects in California, with TDC of $422 million) 2016 – Present MidWest@Work Investment Strategy

Investments in the Western Region Since Inception (1984 - 2018)* Southwest Region Western Region Total United States # of Projects 4 39 514 HIT Investment ($) $21.4 million $772.0 million $11.6 billion Total Development Cost ($) $40.4 million $1.3 billion $19.9 billion Union Construction Hours 344,240 12.1 million 169.2 million Housing Units 394 5,394 110,459 Total Economic Impact $64.4 million $2.1 billion $29.9 billion *Source: Pinnacle Economics, Inc., and HIT. Job and economic impact figures are estimates calculated using IMPLAN, an input - out put model, based on HIT and subsidiary Building America project data. The data is current as of March 31, 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

HIT Investments: New Construction The Civic – San Francisco, CA HIT Commitment $58,084,400 Total Development Cost $82,847,000 Total Housing Units 162 Estimated Union Job Hours 906,900 *Source: Pinnacle Economics, Inc., and HIT. Job figures are estimates calculated using IMPLAN, an input - output model, based on HIT project data. The data is current as of March 31, 2019. Potrero Launch – San Francisco, CA HIT Commitment $2,585,000 Total Development Cost $80,400,000 Total Housing Units 196 Estimated Union Job Hours 1,156,820 333 Harrison – San Francisco, CA HIT Commitment $70,001,400 Total Development Cost $105,000,000 Total Housing Units 326 Estimated Union Job Hours 1,464,830

HIT Investments: Substantial Rehabilitation Casa del Pueblo – San Jose, CA HIT Commitment $24,982,000 Total Development Cost $62,613,000 Total Housing Units 165 Estimated Union Job Hours 513,280 Westmoreland’s Union Manor – Portland, OR HIT Commitment $25,927,400 Total Development Cost $59,954,000 Total Housing Units 300 Estimated Union Job Hours 588,740 Ya Po Ah Terrace – Eugene, OR HIT Commitment $15,284,300 Total Development Cost $61,405,000 Total Housing Units 221 Estimated Union Job Hours 314,250 *Source: Pinnacle Economics, Inc., and HIT. Job figures are estimates calculated using IMPLAN, an input - output model, based on HIT project data. The data is current as of March 31, 2019.

What Can Labor Do About Some of the West’s Most Pressing Problems? ▪ Lack of Affordable Housing ▪ Lack of Supportive Housing for the Homeless ▪ Development Sprawl, and the Need for Transit - Oriented Housing ▪ Lack of Workforce Housing ▪ Income Inequality

In Los Angeles, We Propose: ▪ Labor Build $1 billion of priority housing: • Affordable housing for low - income families • Supportive housing • Transit - oriented developments • Housing affordable to middle - income households ▪ Labor Invest $250 million of pension capital for these developments • HIT can provide local impact and national diversification ▪ Labor Provide Pre - apprenticeship Education, to prepare low - income residents for well - paying careers with benefits in growth industries: • Construction • Culinary/Hospitality • Entertainment/the Arts

Los Angeles Residential Public PLA Pipeline: >$1 billion ▪ City of Los Angeles – Proposition HHH PLA, Enacted 2018 • 16 PLA Projects have Prop. HHH money committed to date • 1,569 units • $661 million TDC ▪ Los Angeles County — RFPs on County - owned sites, beginning 2018 • 6 Projects with PLA required to date • Approximately 900 units • Approximately $450 million TDC ▪ Metro Joint Development — Expanded PLA, 2018 • 4 Projects subject to PLA • North Hollywood/Trammell Crow • Vermont & Santa Monica – 160 units, est. $80 million • Little Tokyo, Venice Sites in RFP

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing.